Stock-Based Compensation - Schedule of Restricted Stock Units Roll Forward (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 27, 2014	Sep. 30, 2014	Dec. 31, 2013	Mar. 31, 2014
CBS Corp. Equity and Incentive Plan | Restricted Stock Units (RSUs)
RSUs and PRSUs, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, Non-Vested, Beginning Balance (USD per share)	$ 32.09	$ 36.80	$ 19.65	$ 33.16	[1]
Weighted Average Grant Date Fair Value, Grants in Period (USD per share)	$ 34.66		$ 47.26
Weighted Average Grant Date Fair Value, Vested (USD per share)	$ 22.51	$ 33.16	$ 17.43
Weighted Average Grant Date Fair Value, Forfeited (USD per share)	$ 37.67		$ 31.06
Weighted Average Grant Date Fair Value, Non-Vested, Ending Balance (USD per share)	$ 36.80	$ 0.00	$ 32.09	$ 33.16	[1]
Weighted Average Grant Date Fair Value, Converted Awards (USD per share)	$ 37.77
RSUs and PRSUs, Nonvested, Number of Shares [Roll Forward]
Non-vested as of beginning of period	472,490	323,733	665,282
Employee transfers and grants	11,875		190,484
Vested	(157,723)	(67,561)	(366,273)
Forfeited	(2,909)		(17,003)
Non-vested of end of period	323,733	0	472,490
CBS RSUs converted to Outfront RSUs	(256,172)
CBS RSU's not converted				67,561	[1]
Omnibus Stock Incentive Plan | Restricted Stock Units (RSUs)
RSUs and PRSUs, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, Grants in Period (USD per share)		$ 29.59
Weighted Average Grant Date Fair Value, Vested (USD per share)		$ 25.91
Weighted Average Grant Date Fair Value, Forfeited (USD per share)		$ 24.39
Weighted Average Grant Date Fair Value, Converted Awards (USD per share)	$ 17.24
RSUs and PRSUs, Nonvested, Number of Shares [Roll Forward]
Non-vested Outfront RSUs converted from CBS RSUs	561,021
Employee transfers and grants		478,311
Vested		(5,848)
Forfeited		(27,965)
Omnibus Stock Incentive Plan | Performance Restricted Stock Units (PRSUs)
RSUs and PRSUs, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, Grants in Period (USD per share)		$ 29.70
Weighted Average Grant Date Fair Value, Vested (USD per share)		$ 25.88
Weighted Average Grant Date Fair Value, Forfeited (USD per share)		$ 26.39
RSUs and PRSUs, Nonvested, Number of Shares [Roll Forward]
Employee transfers and grants		168,468
Vested		(6,955)
Forfeited		(15,289)
Omnibus Stock Incentive Plan | RSUs and PRSUs
RSUs and PRSUs, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, Non-Vested, Ending Balance (USD per share)		$ 23.78
RSUs and PRSUs, Nonvested, Number of Shares [Roll Forward]
Non-vested of end of period		1,151,743
RSUs and PRSUs | Omnibus Stock Incentive Plan
RSUs and PRSUs, Nonvested, Number of Shares [Roll Forward]
Non-vested of end of period		10,030
Dividend equivalents		10,032
Share Based Compensation By Share Based Payment Award Equity Instrument Other Than Options Dividends Forfeited In Period		(2)

[1]	Reflects CBS RSUs which vested in April 2014.